UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Address of principal executive offices)

                    (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Neiman Large Cap Value Fund

ANNUAL REPORT

March 31, 2007

Neiman Large Cap Value Fund

Annual Report

March 31, 2007

Dear Shareholders:

We have completed our fourth full year since inception. We have done our utmost to consistently adhere to the discipline of our stated investment style. We invest only in dividend paying securities and we receive cash premiums when selling call options on stocks in our portfolio. When markets are favorable, we also enjoy capital appreciation on stocks in our portfolio (which may be limited to the extent the Fund has written call options against them).

This annual report applies to our fiscal year that ran from April 1, 2006 through March 31, 2007. For that twelve month period, our Fund generated a total return to shareholders of 15.18%, including distributions of dividends and capital gains. Distributions of dividends and capital gains to our shareholders for the entire year totaled $1.9434 per share. The stated rate of return assumes reinvestment of all distributions.  Our comparison benchmark, the S&P 500 Index, experienced a total return of 11.83%,  including distributions of dividends and capital gains, during the same twelve month period.

We are pleased and gratified, on behalf of our shareholders, that the Neiman Large Cap Value Fund, has improved dramatically over the returns of the prior fiscal year, April 1, 2005, through March 31, 2006, during which period our total return was recorded at 9.19%, versus 11.73% for the S&P 500 Index.

As we pointed out in last year's letter to shareholders, our fund had trailed the benchmark S&P 500 Index in the early years of the fund. This past year, our performance outpaced the benchmark, and thereby rewarded our investors for their loyalty. We cannot make predictions or promises about future performance, but we will do our utmost to keep it up.

If shareholders should ask what we have done differently in the past twelve months to improve our performance, we answer, very little difference. We believe strongly in adhering to our investment principles on a consistent basis, in the belief that their soundness will prove profitable to our investors in the long run. We continue to invest in those companies with strong financial fundamentals, and which appear to have the strength to continue their dividend payouts, and potential for increasing them. One adjustment we have made has been in the process of selecting call option contracts that we write (sell) against the stocks in our portfolio. We feel that now we employ a better balance between the number of  contracts and the exercises prices we select, resulting in a better combination of potential downside protection and more upside potential for our portfolio.

There is no perfect science in the investment process, but we continually gain more experience. We are confident our judgment and insight will continue to grow, for the benefit of our valued shareholders.

Thank you for your confidence and for your investment in the Neiman Large Cap Value Fund.

Harvey Neiman

President

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.  INVESTMENT RETURNS AND SHARE PRICES CONTINUALLY FLUCTUATE, SUCH THAT WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2007 Annual Report  1

NEIMAN LARGE CAP VALUE FUND  (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2007.

3/31/07 NAV $22.17

                                    Since

                                                           1 Year(A)                   3 Year(A)                Inception(A)

Neiman Large Cap Value Fund           15.18%

        9.66%

             8.57%

S&P 500(B)

            11.83%

                  10.07%                  15.84%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2007 Annual Report  2

Neiman Large Cap Value Fund

by Sectors (as a percentage of Net Assets)

(Unaudited)

Proxy Voting Guidelines

(Unaudited)

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2007 Annual Report  3

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on September 30, 2006 and held through March 31, 2007.

The first line of the table below  provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of  investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                      Expenses Paid

                                                                    Beginning                    Ending                    During the Period*

                                                                Account Value           Account Value            September 30, 2006

                                                 September 30, 2006     March 31, 2007             to March 31, 2007

Actual                                   $1,000.00                  $1,092.81                             $9.13

Hypothetical                          $1,000.00                  $1,016.21                             $8.80

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by  the average account value over the period, multiplied by 182/365.

2007 Annual Report  4

Neiman Large Cap Value Fund
	Schedule of Investments
		March 31, 2007
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Auto Controls For Regulating Residential & Commercial Environments
2,000	Honeywell International Inc. *	$ 92,120	3.24%

Canned, Frozen & Preservd Fruit, Veg & Food Specialties
2,000	HJ Heinz Co. *	94,240	3.31%

Cigarettes
1,200	Reynolds American Inc. *	74,892	2.63%

Construction Machinery & Equipment
1,600	Caterpillar, Inc. *	107,248	3.77%

Crude Petroleum & Natural Gas
2,000	Apache Corp. *	141,400
1,200	Devon Energy Corp. *	83,064
1,200	EnCana Corp. *	60,756
3,600	Talisman Energy Inc. *	63,216
		348,436	12.24%

Drilling Oil & Gas Wells
1,000	GlobalSantaFe Corp. *	61,680	2.17%

Electric & Other Services
1,600	Exelon Corp. *	109,936	3.86%

Electric Services
2,000	American Electric Power Co. Inc.	97,500
1,000	Entergy Corp. *	104,920
2,000	Southern Co.	73,300
		275,720	9.69%

Electronic & Other Electrical
2,400	General Electric Co.	84,864	2.98%

Food and Kindred Products
1,400	Altria Group *	122,934	4.32%

Insurance Agents, Brokers & Service
1,000	Hartford Financial Services Group Inc. *	95,580	3.36%

Lumber & Wood Products
100	Weyerhaeuser Co. *	7,474	0.26%

Metal Mining
1,000	Freeport-McMoRan Copper & Gold Inc. *	66,190	2.33%

National Commercial Banks
1,500	Citigroup Inc. *	77,010
1,600	JP Morgan Chase & Co. *	77,408
		154,418	5.43%

Petroleum Refining
2,000	ConocoPhillips *	136,700
500	Exxon Mobil Corp. *	37,725
1,000	Suncor Energy Inc. *	76,350
		250,775	8.81%

Pharmaceutical Preparations
1,200	Wyeth *	60,036	2.11%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co.	79,088	2.78%

Radiotelephone Communications
3,000	SK Telecom Co. Ltd. *	70,260	2.47%

Retail - Department Stores
2,000	Federated Department Stores Inc. *	90,100	3.16%

Retail - Eating Places
2,000	McDonald's Corp. *	90,100	3.16%

Retail - Lumber & Other
2,000	The Home Depot, Inc. *	73,480	2.58%

Total for Common Stocks (Cost $2,310,620)		2,409,571	84.66%

* Portion or all of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  5

Neiman Large Cap Value Fund
	Schedule of Investments
		March 31, 2007
Shares/Principal Amount		Market Value	% of Net Assets

UNIT INVESTMENT TRUSTS
1,000	DIAMONDS Trust (Cost $125,753)	123,590	4.34%

Cash Equivalents
95,051	Fidelity Money Market Pt Cl Sel Rate 5.16% ***	95,051
95,051	First American Prime Obligation Fund Cl Y Rate 4.93% ***	95,051
95,051	First American Government Obligation Fund Cl Y Rate 4.93% ***	95,051
95,051	Short Term Investments Trust Treasury Portfolio Rate 5.12% ***	95,051
Total for Cash Equivalents (Cost $380,204)		380,204	13.36%

	Total Investments	2,913,365	102.36%
	(Identified Cost $2,816,577)

	Liabilities in Excess of Other Assets	(67,156)	-2.36%

	Net Assets	$ 2,846,209	100.00%

** Variable Rate Security; The Yield Rate shown represents

the rate at March 31, 2007.

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  6

Neiman Large Cap Value Fund
	Schedule of Written Options
	March 31, 2007
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Altria Group
June 2007 Calls @ 95.00	800	$ 360

Apache Corp.
July 2007 Calls @ 75.00	500	1,045
July 2007 Calls @ 80.00	500	375
October 2007 Calls @ 75.00	1,000	3,670
		5,090

ConocoPhillips
August 2007 Calls @ 75.00	2,000	3,460

Caterpillar, Inc.
May 2007 Calls @ 65.00	1,600	5,520

Citigroup, Inc.
June 2007 Calls @ 57.50	1,000	100

Devon Energy Corp.
July 2007 Calls @ 75.00	600	1,200
July 2007 Calls @ 80.00	600	540
		1,740

EnCana Corp.
July 2007 Calls @ 50.00	600	2,160
July 2007 Calls @ 55.00	600	810
		2,970

Entergy Corp.
June 2007 Calls @ 100.00	500	3,400

Exelon Corp.
July 2007 Calls @ 65.00	800	3,520

Exxon Mobil Corp.
April 2007 Calls @ 80.00	500	100

Federated Department Stores, Inc.
May 2007 Calls @ 45.00	1,000	1,950

Freeport-McMoRan Copper & Gold Inc.
August 2007 Calls @ 65.00	500	3,350
August 2007 Calls @ 70.00	500	2,250
		5,600

GlobalSantaFe Corp.
July 2007 Calls @ 60.00	500	2,700
July 2007 Calls @ 65.00	500	1,475
		4,175

Hartford Financial Services Group Inc.
September 2007 Calls @ 100.00	1,000	3,500

HJ Heinz Co.
September 2007 Calls @ 50.00	2,000	2,000

The Home Depot, Inc.
November 2007 Calls @ 40.00	2,000	2,960

Honeywell International Inc.
June 2007 Calls @ 47.50	1,000	1,000

JP Morgan Chase & Co.
June 2007 Calls @ 52.50	800	360

McDonald's Corp.
January 2008 Calls @ 50.00	2,000	2,500

Reynolds American Inc.
May 2007 Calls @ 65.00	600	510

SK Telecom Co. Ltd.
June 2007 Calls @ 25.00	3,000	2,550

Suncor Energy Inc.
June 2007 Calls @ 85.00	500	550
June 2007 Calls @ 90.00	500	240
		790

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  7

Neiman Large Cap Value Fund
	Schedule of Written Options
	March 31, 2007
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Talisman Energy Inc.
July 2007 Calls @ 17.50	3,600	4,680

Weyerhaeuser Co.
April 2007 Calls @ 70.00	100	530

Wyeth
July 2007 Calls @ 55.00	1,200	720

Total (Premiums Received $53,993)		$ 60,085

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  8

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2007

Assets:
Investment Securities at Market Value	$ 2,913,365
(Cost $2,816,577)
Cash	474,448
Prepaid Expenses	979
Receivables:
Receivable for Securities Sold	15,910
Receivable for Fund Securities Sold	5,525
Receivable from Adviser	472
Dividends and Interest	5,408
Total Assets	3,416,107
Liabilities
Covered Call Options Written (Premiums received $53,993)	60,085
Payable for Securites Purchased	491,585
Accrued Fund Accounting and Transfer Agency Fees	1,388
Other Accrued Expenses	16,840
Total Liabilities	569,898
Net Assets	$ 2,846,209
Net Assets Consist of:
Paid In Capital	2,629,463
Accumulated Undistributed Net Investment Income	6,358
Realized Gain (Loss) on Investments and Options Written - Net	119,692
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	90,696
Net Assets, for 128,390 Shares Outstanding	$ 2,846,209
(Unlimited number of shares authorized zero par value)
Net Asset Value, Offering and Redemption Price
Per Share ($2,846,209/128,390 shares)	$ 22.17

Statement of Operations
For the year ended March 31, 2007
Investment Income:
Dividends	$ 49,506
Interest	13,678
Total Investment Income	63,184
Expenses:
Investment adviser fees	22,468
Administration fees	24,002
Transfer agent fees & accounting fees	16,674
Legal fees	11,755
Audit fees	13,569
Custody fees	4,503
Printing and postage expense	1,614
Trustees fees	3,000
Miscellaneous expense	1,358
Registration expense	630
Insurance expense	653
Total Expenses	100,226
Less:
Expense Waiver / Expense Reimbursement	(60,907)
Net Expenses	39,319
Net Investment Income	23,865

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	196,240
Realized Gain (Loss) on Options	72,928
Change In Unrealized Appreciation on Investments	32,290
Change In Unrealized Depreciation on Options	(6,092)
Net Realized and Unrealized Gain (Loss) on Investments & Options	295,366

Net Increase (Decrease) in Net Assets from Operations	$ 319,231

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  9

Neiman Large Cap Value Fund

Statement of Changes in Net Assets
	4/1/2006	4/1/2005
	to	to
	3/31/2007	3/31/2006
From Operations:
Net Investment Income	$ 23,865	$ 26,845
Net Realized Gain on Investments	196,240	16,790
Net Realized Gain on Options	72,928	40,346
Change in Net Unrealized Appreciation (Depreciation)
of Investments and Options	26,198	101,932
Increase in Net Assets from Operations	319,231	185,913
From Distributions to Shareholders:
Net Investment Income	(22,380)	(25,835)
Net Realized Gain from Security Transactions	(172,705)	(122,862)
Change in Net Assets from Distributions	(195,085)	(148,697)
From Capital Share Transactions:
Proceeds From Sale of Shares	509,477	16,008
Shares Issued on Reinvestment of Dividends	149,577	148,697
Cost of Shares Redeemed	(45,757)	(321,817)
Net Increase (Decrease) from Shareholder Activity	613,297	(157,112)

Net Increase (Decrease) in Net Assets	737,443	(119,896)

Net Assets at Beginning of Period	2,108,766	2,228,662
Net Assets at End of Period (Including Accumulated	$ 2,846,209	$ 2,108,766
Undistributed Net Investment Income of $6,358 and $4,873)

Share Transactions:
Issued	23,018	776
Reinvested	6,931	7,357
Redeemed	(1,993)	(15,622)
Net Increase (Decrease) in Shares	27,956	(7,489)
Shares Outstanding at Beginning of Period	100,434	107,923
Shares Outstanding at End of Period	128,390	100,434

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2006	4/1/2005	4/1/2004	4/1/2003*
	to	to	to	to
	3/31/2007	3/31/2006	3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 21.00	$ 20.65	$ 20.96	$ 20.00
Net Investment Income ***	0.23	0.26	0.17	0.17
Net Gains or Losses on Securities
(realized and unrealized)	2.88	1.55	0.80	0.90
Total from Investment Operations	3.11	1.81	0.97	1.07

Distributions (From Net Investment Income)	(0.22)	(0.26)	(0.16)	(0.11)
Distributions (From Capital Gains)	(1.72)	(1.20)	(1.12)	0.00
Total Distributions	(1.94)	(1.46)	(1.28)	(0.11)

Net Asset Value -
End of Period	$ 22.17	$ 21.00	$ 20.65	$ 20.96
Total Return ****	15.18%	9.19%	4.82%	5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,846	2,109	2,229	1,884

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	4.46%	5.69%	5.76%	7.25%
Ratio of Net Investment Loss to Average Net Assets	-1.65%	-2.67%	-3.14%	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.27%	0.87%	0.81%

Portfolio Turnover Rate	116.86%	79.81%	95.23%	215.61%

* Commencement of Operations.
*** Based on Average Shares Outstanding.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these

financial statements.

2007 Annual Report  10

NOTES TO THE FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

March 31, 2007

1.) ORGANIZATION:

Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two series authorized by the Trust. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser").  The Fund commenced operations on April 1, 2003. The Fund's primary investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2007 Annual Report  11

Notes to the Financial Statements  - continued

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, these positions have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds based on each fund’s relative net assets, or split between all funds within the Trust, or another appropriate basis (as determined by the Board).

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

2007 Annual Report  12

Notes to the Financial Statements  - continued

The annual management fee is 1.00% of the Fund’s average daily net assets. For the year ended March 31, 2007, the Adviser earned management fees totaling $22,468 before the waiver of management fees and reimbursement of expenses described below.  The Adviser agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2007. For the year ended March 31, 2007, the Adviser waived fees and/or reimbursed expenses totaling $60,907 to the Fund. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

4.)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on March 12, 2007, the Board of Trustees reviewed and approved the continuance of the Investment Advisory Agreement between the Adviser and the Fund. In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of the Fund and the investment adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the performance of the Fund, the Board considered materials from the Adviser comparing the Fund's performance to the performance of a peer group of 43 funds.  The Board noted that the Adviser does not advise individual clients with mandates comparable to the Neiman Large Cap Value Fund.  However, the Board noted that the Adviser did advise the Neiman Small Cap Value Fund, whose investment objective and investment style differs from that of the Neiman Large Cap Value Fund. The Board took note of the fact that the Neiman Large Cap Value Fund is a covered call fund which requires additional resources to monitor dividends and call options.  In addition, the Board considered that the Neiman Large Cap Value Fund is more actively managed and has a higher turnover rate than the Small Cap Value Fund.  The Trustees noted that the Fund performed within the range of its peers.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities.  Representatives of the Adviser summarized the Adviser’s investment management experience and the services provided by the Adviser to the Fund.  The Trustees also discussed the Adviser's financial condition.  The Trustees noted that in addition to investment advisory services, the Adviser was providing the Fund with officers, a Chief Compliance Officer and office space. The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and the 17j-1 certifications.

As to the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund, it was noted that the Adviser is subsidizing the Fund due to its current asset level. The Trustees also reviewed and discussed materials submitted by the Adviser that showed that the Adviser has waived fees or reimbursed expenses to limit Fund operating expenses to 1.75%, resulting in a loss to the Adviser on its relationship with the Fund.

The Board then reviewed the expense ratio and fees under the Agreement compared to the expense ratio and fees paid by funds in the Peer Group, and noted that the Fund’s expense ratio was within the range of its peers.  They also reviewed information regarding fees charged by the Adviser for separate accounts.  The Trustees recognized that the expense ratio was slightly higher than average and the management fee was at the top end of the peer group; however, they also recognized that the Fund was smaller than the average fund in the peer group, the Adviser was capping expenses, the Adviser was not making a profit, the Adviser committed to reducing fees as economies of scale were realized, and the Adviser was continuing the practice of waiving fees and/or reimbursing expenses to the extent necessary to limit the Fund operating expenses to 1.75%.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement.  The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund.  They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations.  The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund.  The Board agreed that that the fees in the Agreement were reasonable and that the Adviser was not overly profitable.  The Trustees agreed that economics of scale would not be a material consideration until the Fund is substantially larger.  It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreement would be in the best interests of the Fund.

2007 Annual Report  13

Notes to the Financial Statements  - continued

5.) OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the year ended March 31, 2007,  MSS earned $16,674 for fund accounting and transfer agency services.  At March 31, 2007, the Fund owed $1,388 to MSS.

6.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at March 31, 2007 was $2,629,463, representing 128,390 shares outstanding.

7.) INVESTMENT TRANSACTIONS

For the year ended March 31, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,676,971 and $2,416,815 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2007 was $2,816,577, and premiums received from options written was $53,993.

At March 31, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

        Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

           $129,016                      ($38,320)                                 $90,696

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2007, Harvey Neiman, President and Trustee of the Trust, and related parties beneficially owned, in the aggregate, 36.51% of the Fund, and therefore may be deemed to control the Fund.

9.) WRITTEN OPTIONS

As of March 31, 2007, Fund portfolio securities valued at $1,721,775 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the year ended March 31, 2007 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at March 31, 2006

          331

   $62,444

Options written

          804

 $132,295

Options terminated in closing purchase transactions

                                     0

                                  $0

Options expired

        (403)

 ($72,928)

Options exercised

                                                                     (403)

             ($67,818)

Options outstanding at March 31, 2007

                                              329

              $53,993

10.) DISTRIBUTIONS TO SHAREHOLDERS

There were distributions paid on June 29, 2006 of which $0.0484 per share was paid from net investment income and $0.2308 per share was paid from short-term capital gains. The Fund also paid distributions on December 27, 2006 of which $0.1745 per share was from net investment income, $0.4368 per share was from long-term capital gains and $1.0529 per share was from short-term capital gains.

2007 Annual Report  14

Notes to the Financial Statements  - continued

The tax character of distributions was as follows:

Distributions paid from:

                                                     Year ended                    Year ended

                                                 March 31, 2007               March 31, 2006

      Ordinary Income:

                  $   22,380                      $   25,835

Short-term Capital Gain:                                              128,875                         102,186

Long-term Capital Gain:                                                43,830                           20,676

                                                                             $  195,085                     $  148,967

As of March 31, 2007, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                                                    $   53,978

Undistributed long-term capital gain/(accumulated losses)                                 72,072

Unrealized appreciation/(depreciation) - net                                                      90,696

                                                                                                               $ 216,746

There were no differences between book basis and tax basis of investments.

2007 Annual Report  15

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Ste 1100

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Neiman Large Cap Value Fund (the "Fund"), one of the funds constituting the Neiman Funds, as of March 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the Fund's custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Neiman Large Cap Value Fund, of the Neiman Funds as of March 31, 2007, the results of its operations for the period then ended, and the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

May 22, 2007

2007 Annual Report  16

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Harvey Neiman(2), 10/7/43 Daniel Neiman(2), 1/29/77	President and Trustee Treasurer, Secretary, Chief Compliance Officer and Trustee	Since 2003 Since 2003

From 1993 through 1999 Harvey Neiman was a licensed stock broker, serving with Merrill Lynch, later Morgan Stanley Dean Witter, and later AG Edwards. In 1999 he formed Neiman Capital Management LLC, the adviser to the Fund, and he has been managing portfolios since that time.

Daniel Neiman has been a manager at Neiman Capital Management LLC since 1999.

				2 2	None None

(1)The address of each trustee and officer is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

(2)Harvey Neiman is the father of Daniel Neiman. Harvey Neiman and Daniel Neiman are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Darla Clark, 7/27/50 Suzanne Cowan Dimeff, 2/3/53 Luke Fairfield, 11/28/76	Independent Trustee Independent Trustee Independent Trustee	Since 2003 Since 2003 Since 2003

Bank Officer, Senior Vice President of Regents Bank (2001-Present); Bank Officer Scripps Bank (1995-2001).

Attorney at Dimeff Law Offices, Tax & Estate Planning Attorney (2000-Present); Attorney at Casey-Gerry Reed and Schenk Law Firm (1989-1999).

Chief Financial Officer/Controller at Southwest Greens, a Construction Co. (2002-Present); Certified Public Accountant / Supervisor at Considine & Considine, a Certified Public Accounting Firm (1998-2002).

				2 2 2	None None None

(3)The address of each trustee is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

2007 Annual Report  17

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 1.  Reports to Stockholders.

Neiman Fusion Fund

ANNUAL REPORT

March 31, 2007

Neiman Fusion Fund

by Sectors (as a percentage of Net Assets)

Unaudited

Proxy Voting Guidelines

(Unaudited)

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2007 Annual Report  1

Availability of Quarterly Schedule of Investments

(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

(Unaudited)

Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on January 1, 2007 and held through March 31, 2007.

The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                  Expenses Paid

                                                                    Beginning                    Ending                        During the Period

                                                                Account Value           Account Value                    January 1, 2007

                                                               January 1, 2007          March 31, 2007                 to March 31, 2007*

Actual                                   $1,000.00                   $996.00                                $3.69

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the partial year period).

                                                                                                                                     Expenses Paid

                                                                   Beginning                    Ending                    During the Period*

                                                               Account Value           Account Value            September 30, 2006

                                              September 30, 2006        March 31, 2007             to March 31, 2007

Hypothetical**                       $1,000.00                  $1,017.45                            $7.54

(5% annual return

before expenses)

**   The hypothetical example is calculated assuming that the Fund had been in operation for the full six month period from October 1, 2006 to March 31, 2007. As a result,

      expenses shown in this row are equal to the Fund’s annualized expense ratio of
                              1.50%, multiplied by the average account value over the period, multiplied by 182/365

                              (to reflect the one-half year period).

2007 Annual Report  2

Neiman Fusion Fund

	Schedule of Investments
	March 31, 2007
Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS

159	iShares MSCI Austria Index	$ 6,179
50	iShares MSCI Emerging Markets Index	5,825
118	iShares MSCI South Korea Index	5,966
33	iShares S&P Latin America 40 Index	5,886
181	iShares MSCI Sweden Index	6,083
69	Vanguard Consumer Discretionary ETF	4,216
51	Vanguard Energy ETF	4,496
65	Vanguard Financials ETF	4,124
63	Vanguard Industrials ETF	4,208
56	Vanguard Materials ETF	4,355
83	Vanguard Mid-Cap Value ETF	4,898
50	Vanguard REIT ETF	3,968
140	Vanguard Small-Cap ETF	9,874
135	Vanguard Small-Cap Value ETF	9,788
55	Vanguard Telecommunication Services ETF	4,166
50	Vanguard Utilities ETF	4,217
Total for Exchange Traded Funds (Cost - $88,886)		88,249	88.42%

Cash Equivalents
3,908	Fidelity Money Market Pt Cl Sel Rate 5.16% **	3,908
3,908	First American Prime Obligation Fund Cl Y Rate 4.93% **	3,908
384	First American Government Obligation Fund Cl Y Rate 4.93% **	384
Total for Cash Equivalents (Cost $8,200)		8,200	8.21%

	Total Investments	96,449	96.63%
	(Identified Cost - $97,086)

	Other Assets in Excess of Liabilities	3,359	3.37%

	Net Assets	$ 99,808	100.00%

** Variable Rate Security; The Yield  Rate shown represents the rate at March 31, 2007.

The accompanying notes are an integral part of the

financial statements.

2007 Annual Report  3

Neiman Fusion Fund

Statement of Assets and Liabilities
March 31, 2007

Assets:
Investment Securities at Market Value	$ 96,449
(Cost $97,086)
Cash	17,470
Prepaid Expenses	4,925
Receivables:
Dividends and Interest	73
Total Assets	118,917
Liabilities
Accrued Fund Accounting and Transfer Agency Fees	1,632
Other Accrued Expenses	17,477
Total Liabilities	19,109
Net Assets	$ 99,808
Net Assets Consist of:
Paid In Capital	100,241
Accumulated Undistributed Net Investment Income	204
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(637)
Net Assets, for 10,024 Shares Outstanding	$ 99,808
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($99,808/10,024 shares)	$ 9.96

Statement of Operations
For the period of January 1, 2007* through March 31, 2007

Investment Income:
Dividends	$ 74
Interest	481
Total Investment Income	555
Expenses:
Investment adviser fees	257
Administration fees	6,000
Transfer agent fees & accounting	3,820
Legal fees	3,035
Audit fees	11,800
Custody fees	1,000
Printing and postage expense	200
Trustees fees	750
Registration expense	2,515
Miscellaneous expense	6
Total Expenses	29,383
Less:
Expense Waiver / Expense Reimbursement	(29,032)
Net Expenses	351
Net Investment Income	204

Realized and Unrealized Gain (Loss) on Investments:
Realized (Loss) on Investments	-
Change In Unrealized Depreciation on Investments	(637)
Net Realized and Unrealized Gain (Loss) on Investments	(637)

Net Decrease in Net Assets from Operations	$ (433)

* Commencement of investment operations.

The accompanying notes are an integral part of the

financial statements.

2007 Annual Report  4

Neiman Fusion Fund

Statement of Changes in Net Assets
	1/1/2007*
	to
	3/31/2007
From Operations:
Net Investment Income	$ 204
Net Realized Loss on Investments	0
Change in Net Unrealized Depreciation	(637)
Decrease in Net Assets from Operations	(433)
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	100,241
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	0
Net Increase from Shareholder Activity	100,241

Net Increase in Net Assets	99,808

Net Assets at Beginning of Period	0
Net Assets at End of Period	$ 99,808

Share Transactions:
Issued	10,024
Reinvested	-
Redeemed	-
Net Increase in Shares	10,024
Shares Outstanding at Beginning of Period	-
Shares Outstanding at End of Period (Including Accumulated	10,024
Undistributed Net Investment Income of $204)

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2007*
	to
	3/31/2007
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income ****	0.02
Net Gains or Losses on Securities
(realized and unrealized)	(0.06)
Total from Investment Operations	(0.04)

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value -
End of Period	$ 9.96
Total Return *****	(0.40)%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	100

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	119.91%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets	-117.66%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Income to Average Net Assets	0.83%	**

Portfolio Turnover Rate	0.00%	***

* Commencement of operations. ** Annualized. *** Not Annualized.
**** Based on Average Shares Outstanding .
***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the

financial statements.

2007 Annual Report  5

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUSION FUND

March 31, 2007

1.) ORGANIZATION:

Neiman Fusion Fund (the "Fund"), is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two series authorized by the Trust. The Fund commenced operations on January 1, 2007. The Fund's primary investment objective is to seek capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FEDERAL INCOME TAXES:

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable

2007 Annual Report  6

Notes to the Financial Statements  - continued

income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds based on each fund’s relative net assets, or split between all funds within the Trust, or another appropriate basis (as determined by the Board).

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.10% of the average daily net assets of the Fund. For the period January 1, 2007 (commencement of operations) through March 31, 2007, the Adviser earned management fees totaling $257 before the waiver of management fees and reimbursement of expenses described below.

The Adviser has engaged WESPAC Advisors, LLC (“WESPAC” or the “Sub-Advisor”) to act as the investment sub-advisor of the Fund. The Adviser pays WESPAC compensation at the annual rate of 0.75% of the Fund’s average daily assets.

The Adviser and the Sub-Advisor have agreed to waive management and sub-advisory fees, respectively, on a pro rata basis and the Sub-Advisor has agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses, and any indirect expenses, such as expenses incurred by other investment companies in which the Fund invests) at 1.50% of the Fund’s average daily net assets through December 31, 2009. In addition, WESPAC has agreed to waive an additional 0.20% of it full sub-advisory fee of 0.75% of the average daily net assts of the Fund through December 31, 2009. For the period January 1, 2007 (commencement of operations) through March 31, 2007

2007 Annual Report  7

Notes to the Financial Statements  - continued

the Adviser waived fees totalling $257 and the Sub-Advisor waived fees and reimbursed expenses totaling $28,775.

4.)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
On November 16, 2006 the Board of Trustees for the Neiman Fusion Fund met to consider the approval of the Management Agreement (the "Agreement").  In approving the Management Agreement, the Board of Trustees considered and evaluated the following factors: (i) the investment performance of the Fund and the investment Adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

To assist the Trustees in their approval of the Agreement, the Board was supplied with written materials from the Adviser in advance of the meeting.  Representatives of the Adviser summarized the information previously provided to the Board.  The information included: (i) the Adviser's most recent registration statement on Form ADV; (ii) financial statements showing the Adviser's financial condition; (iii) documents showing the Adviser's corporate structure and personnel; (iv) a description of the investment advisory services to be rendered by the Adviser to the Fund and to other accounts managed by the Adviser; (v) a comparison of the management fees and expenses of the Fund with those of the Peer Group; (vi) a comparison of the performance of another fund managed by the Adviser with the performance of funds in the Peer Group; (vii) the costs to the Adviser of  providing services to the Fund and the profitability to be realized by the Adviser for managing the Fund; (viii) potential economies of scale and other benefits; (ix) compliance procedures and other procedures to be provided to the Fund by the Adviser; (x) the Adviser's Code of Ethics and (xi) the Management Agreement.  The Board then discussed the material presented at the meeting and the Adviser's responses to an advisory services questionnaire prepared by Fund counsel.

The Trustees reviewed the history of the Adviser, including its background and investment management experience.  The Trustees reviewed the performance of the Neiman Large Cap Value Fund and the Neiman Small Cap Value Fund, other mutual funds managed by the Adviser.  The Adviser also provided comparison information for 51 other funds with investment objectives and investment strategies similar to that of the Fusion Fund (the "Peer Group").  The  Trustees noted, however, that the two funds currently managed by the Adviser are not managed in the same manner as the Fusion Fund.  In addition, the Trustees noted that the Adviser does not manage any individual accounts having mandates comparable to that of the Fusion Fund. Based on the information presented, the Trustees concluded that the Adviser produced reasonable performance.

The Trustees then gave careful consideration to the nature, extent and quality of the services to be provided by the Adviser. The Trustees analyzed the Adviser's experience and the capabilities of its personnel, as well as the quality of the reports and other materials received from the Adviser.  The Trustees noted that the Adviser also provides the Trust with officers, including the CCO, and office space. The Trustees then discussed the Adviser's profitability.  Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Trustees expressed satisfaction with the quality of the services to be received from the Adviser.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data.  Included in the comparison were funds in the Peer Group.  The Trustees noted that the Fund's proposed ratio of 1.50% was lower than the average expense ratio of 1.56% for the Peer Group.  Next, the Trustees noted that the Fund's advisory fee of 1.10% was above average, but not the highest in the Peer Group.  Having considered the comparative data as described above, the Trustees concluded that the management fee and expense ratio were reasonable.

Next, in reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Trustees reviewed the Adviser's financial statements.  The Trustees noted that the Adviser agreed to waive all management fees through December 31, 2009, to maintain total fund operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses, and any indirect expenses, such as expenses incurred by investing in other investment companies) at 1.50% of its average daily net assets.  The Trustees also reviewed a 12 month projection of revenues and profitability, in which the Adviser projected that the relationship with the Fund would be mildly profitable.  The Trustees noted the Adviser anticipated receiving no other benefits from the Fund

2007 Annual Report  8

Notes to the Financial Statements  - continued

and there is no affiliation between the Adviser, the Sub-Adviser, the Administrator, the transfer agent or the fund accounting agent.  Finally, the Trustees discussed the fact that the Adviser may consider a reduction in advisory fees as the assets of the Fund increase.

The Trustees concluded that the Investment Advisory Agreement was fair and reasonable; that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser; and that approval of the Investment Advisory Agreement would be in the best interests of the Fund.

5.) APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited)

On November 16, 2006 the Board also met to discuss and review the Investment Sub-Advisory Agreement between the Adviser, the Sub-Adviser and the Trust. A representative of the Sub-Adviser reviewed with the Board the firm history, management experience, investment process, research methods and relevant portfolio information. He discussed the qualifications of the Sub-Adviser's professional staff as well as their respective roles with the firm. The representative also reviewed the Code of Ethics for the Sub-Adviser as well as its Compliance Policies and Procedures Manual and Financial Statement.

The Trustees noted that the Sub-Adviser had not previously managed a mutual fund and did not manage any accounts with an investment objective comparable to that of the Fusion Fund.

The Trustees then gave careful consideration to the nature, extent and quality of the services to be provided by the Sub-Adviser. The Trustees analyzed the Sub-Adviser's experience and the capabilities of its personnel.  Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Trustees expressed satisfaction with the quality of the services to be received from the Sub-Adviser.

The Board then reviewed the terms of the Investment Sub-Advisory Agreement, including the proposed annual sub-advisory fee of 0.75%. In establishing the advisory fee, the parties assumed assets of $25 to $30 million. The Trustees noted that this fee is below the Peer Group average.  The Trustees also noted that the Sub-Adviser has agreed to waive all management fees and reimburse the Fund for all expenses it incurs through December 31, 2009, to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses, and any indirect expenses, such as expenses incurred by other investment companies which the Fund invests) at 1.50% of its average daily net assets.  Having considered the comparative data as described above, the Trustees concluded that the management fee and expense ratio were reasonable.

Next, in reviewing the costs of the services to be provided and the profits to be realized by the Sub-Adviser, the Trustees reviewed the Sub-Adviser's financial statements.  The Trustees reviewed a 12 month projection of revenues and profitability, in which the Sub-Adviser projected that the relationship with the Fund would be mildly profitable.  The Trustees noted the Sub-Adviser anticipated receiving no other benefits from the Fund and there is no affiliation between the Adviser, the Sub-Adviser, the Administrator, the transfer agent or the fund accounting agent.  Finally, the Trustees discussed the fact that the Sub-Adviser may consider a reduction in advisory fees as the assets of the Fund increase.  Next, the independent Trustees met in executive session to discuss the approval of the contract.  The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they had concluded that the nature and extent of services required of the Sub-Adviser were reasonable and consistent with the Board's expectations.  The Trustees also concluded that WESPAC Advisors, LLC has the resources to provide quality sub-advisory services to the Fund.  It was the consensus of the Trustees, including the independent Trustees that the proposed Sub-Advisory Agreement would be in the best interests of the Fund.

6.) OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the period January 1, 2007 (commencement of operations) through March 31, 2007,  MSS earned $3,820 for fund accounting and transfer agency services.  At March 31, 2007, the Fund owed $1,632 to MSS.

7.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at March 31, 2007 was $100,241 representing 10,024 shares outstanding.

2007 Annual Report  9

Notes to the Financial Statements  - continued

8.) INVESTMENT TRANSACTIONS

For the period January 1, 2007 (commencement of operations) through March 31, 2007 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $88,886 and $0 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2007 was $97,086. At March 31, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

          $756                           ($1,393)                                    ($637)

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2007, Nelson P. Chia of the Sub-Adviser, and related parties beneficially own, in the aggregate, 99.76% of the Fund and therefore may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the period January 1, 2007 (commencement of operations) through March 31, 2007.

As of March 31, 2007, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                                                    $        204

Unrealized appreciation/(depreciation) - net                                                          (637)

                                                                                                               $       (433)

There were no differences between book basis and tax basis of investments.

2007 Annual Report  10

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2007 Annual Report  11

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Ste 1100

Certified Public Accountants

Westlake, Ohio 44145

Phone: (440) 835-8500

Fax: (440) 835-1093

www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Neiman Fusion Fund (the "Fund"), one of the funds constituting the Neiman Funds, as of March 31, 2007, and the related statements of operations, and changes in net assets, and financial highlights for the period of January 1, 2007 (commencement of operations) through March 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Neiman Fusion Fund, of the Neiman Funds as of March 31, 2007, and the results of its operations, the changes in its net assets, and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

May 22, 2007

2007 Annual Report  12

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Harvey Neiman(2), 10/7/43 Daniel Neiman(2), 1/29/77	President and Trustee Treasurer, Secretary, Chief Compliance Officer and Trustee	Since 2003 Since 2003

From 1993 through 1999 Harvey Neiman was a licensed stock broker, serving with Merrill Lynch, later Morgan Stanley Dean Witter, and later AG Edwards. In 1999 he formed Neiman Capital Management LLC, the adviser to the Fund, and he has been managing portfolios since that time.

Daniel Neiman has been a manager at Neiman Capital Management LLC since 1999.

				2 2	None None

(1)The address of each trustee and officer is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

(2)Harvey Neiman is the father of Daniel Neiman. Harvey Neiman and Daniel Neiman are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Darla Clark, 7/27/50 Suzanne Cowan Dimeff, 2/3/53 Luke Fairfield, 11/28/76	Independent Trustee Independent Trustee Independent Trustee	Since 2003 Since 2003 Since 2003

Bank Officer, Senior Vice President of Regents Bank (2001-Present); Bank Officer Scripps Bank (1995-2001).

Attorney at Dimeff Law Offices, Tax & Estate Planning Attorney (2000-Present); Attorney at Casey-Gerry Reed and Schenk Law Firm (1989-1999).

Chief Financial Officer/Controller at Southwest Greens, a Construction Co. (2002-Present); Certified Public Accountant / Supervisor at Considine & Considine, a Certified Public Accounting Firm (1998-2002).

				2 2 2	None None None

(3)The address of each trustee is c/o Neiman Funds, 6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067.

2007 Annual Report  13

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Investment Sub-Adviser

WESPAC ADVISORS, LLC

2001 Broadway

2nd Floor

Oakland, CA  94612

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Fusion Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

 Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/07	FYE 3/31/06
Audit Fees	$21,410	$19,640
Audit-Related Fees	$0	$0
Tax Fees	$5,400	$3,500
All Other Fees	$1,060	$1,275

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Fees	FYE 3/31/07	FYE 3/31/06
Registrant	$6,460	$4,775
Registrant’s Investment Adviser	$0	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:                 6/7/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:                 6/7/2007

By : /s/ Daniel Neiman

Daniel Neiman

Chief Financial Officer

Date:                6/7/07